UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

THE HUNTINGTON FUNDS

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

R. Jeffrey Young

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1. Reports to Stockholders.

A Message from the

Chief Investment Officer and

Semi-Annual Shareholder Report

APRIL 30, 2013

CLASS A SHARES

CLASS C SHARES

TRUST SHARES

Notice of Privacy Policy and Practices

The Huntington Funds recognize and respect the privacy concerns and expectations of our customers1. We are committed to maintaining the highest level of privacy and confidentiality when it comes to your personal information.

The Huntington Funds collect and use your information only where we reasonably believe it would be useful and allowed by law. We would only use such information to enhance, evaluate or modify your relationship with us: to administer your account, to identify your specific financial needs and to provide you with information about our products and services.

We provide this notice so that you will know what kinds of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources:

•	Account applications and other forms—which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account history—including information about the transactions and balances in a customer’s account(s); and

•	Correspondence—written, telephonic or through the Huntington Funds website—between a customer and the Huntington Funds or service providers to the Huntington Funds.

We may disclose all of the information described above to affiliated parties and to certain third parties who are not affiliated with the Huntington Funds under one or more of these circumstances:

•	As authorized—if you request or authorize the disclosure of the information.

•

As permitted by law—for example, sharing information with companies who maintain or service customer accounts for the Huntington Funds is permitted and is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•	Under marketing agreements—we may also share information with companies that perform marketing services on our behalf.

We maintain, and require all the Huntington Funds service providers to maintain policies designed to assure only appropriate access to, and use of information about, our customers. We rely on the Huntington Funds’ transfer agent, in accordance with its policies and procedures, to appropriately dispose of our customers’ nonpublic personal information and to protect against its unauthorized access or use when we are no longer required to maintain this information. When information about the Huntington Funds’ customers is disclosed to nonaffiliated third parties, we require that the third party maintain the confidentiality of the information disclosed and limit the use of information by the third party solely to the purposes for which the information is disclosed or as otherwise permitted by law.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the Huntington Funds.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

[1]

For purposes of this notice, the terms “customer’’ or “customers’’ includes individuals who provide nonpublic personal information to the Huntington Funds, but do not invest in the Huntington Funds’ shares.

What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents.

LIMITING USE OF YOUR INFORMATION FOR MARKETING WITHIN OUR FAMILY OF COMPANIES

•

Huntington Funds is providing this notice. Federal law gives you the right to limit some but not all marketing from our affiliates. Federal law also requires us to give you this notice to tell you about your choice to limit marketing from our affiliates.

•

You may limit our affiliates in the Huntington group of companies, including, but not limited to, Huntington Asset Advisors, Inc., Huntington Investment Company, Huntington Asset Services and Unified Financial Securities, from marketing their products or services to you based on your personal information that we collect and share with them. This information includes your income and your account history with us.

•	Your choice to limit marketing offers from our affiliates will apply until you tell us to change your choice.

•	If you have already made a choice to limit marketing offers from our affiliates, you do not need to act again.

•

For joint consumer accounts, any one of the joint account holders has the right to exercise the option described above. If you are a joint account holder, your decision will also apply to others with whom you jointly hold accounts. If you have more than one consumer account with us, you need only respond once. It is not necessary for you to respond for each account.

To limit marketing offers, check the box below and return the form to us.

☐ Exclude me from information sharing among your affiliates as described above.

To complete your request, please provide us with the following information.

Name:

Account Number:

Street Address:

City, State, Zip:

Phone Number:

Last 4 digits of Social Security Number:

If you have checked the box above, either mail this form in a stamped envelope to:

Huntington Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

or call us at 1-800-253-0412

Message from the Chief Investment Officer

Dear Shareholder:

Despite many economic, political, international, earnings and market concerns during 2012 and into 2013, virtually all of the equity markets produced attractive returns for the six month period ended April 30, 2013. Buoyed by a continuation of Federal Reserve (Fed) bond buying programs, and global central banks providing excess liquidity, investors were encouraged by the flood of capital provided to the economic system. Middle and small capitalized companies led the performance derby with returns of 19.2% and 16.4% for the six month period ended April 30, 2013, as represented by the Standard & Poor’s MidCap 400 Index (S&P 400)1 and the Standard & Poor’s SmallCap 600 Index (S&P 600)2, respectively. The large caps, as represented by the Dow Jones Industrial Average3 and Standard & Poor’s 500 Index (S&P 500)4, were also up 14.9% and 14.4%, respectively, for the same period ended April 30, 2013. Even the international markets provided investors with a strong rebound from the dismal double digit declines that occurred during 2011.

The most significant investment event during 2012 was the Presidential election in November. Virtually all investment strategies were based on who would win the White House. Huntington Asset Advisors, Inc. (HAA) developed two separate strategies based upon the eventual outcome. We believed that certain sectors would perform differently under the policies of the two candidates. Upon confirmation of the election, HAA moved quickly in all Huntington Funds to implement our predetermined strategy. That included reducing betas and emphasizing certain industries that would be favored under the Obama administration. Expectations regarding the tax policies associated with capital gains and dividends that had been espoused by President Obama ultimately were muted in the fiscal cliff negotiations. Those tax policies may carry positive momentum for investors in 2013 and beyond.

One of the longer term strategies that HAA employed during the year was to emphasize the agribusiness sector. With strong back-to-back years in farm income, and the dramatic and growing international demand for food, our analysts looked into a variety of avenues to uncover opportunities. The traditional approach would be to invest in farm equipment, fertilizers and seed companies. We looked deeper into the periphery of agribusiness that included investments in rural retail establishments, irrigation and flow control devices, transportation equipment and catalogue companies that cater to outdoor life. We firmly believe this strategy has longer term positive investment implications that can be implemented irrespective of Fed policy, economic issues and regulatory initiatives.

During the year, interest rates remained low due to the Fed’s monetary policy. While this policy was good for the nation to help stimulate exports and domestic consumption, it has had extremely negative implications for investors that wanted income from their investment dollars. Within its top-down investment philosophy, HAA spends considerable energy identifying trends in the markets, demographics and economy. As we developed our investment strategies relative to this macro environment, so too did we perceive a need for non-fixed income producers. Those needs by investors to replace their dwindling bond income with more robust equity-based strategies have favored the Huntington Income Generation Fund and the Huntington World Income Fund. Both these tools have helped shareholders to replace their traditional income sources with current income and with hedged volatility.

There are two major pieces of legislation that will start to have significant implications on the economy and the markets in 2013. With the drafting of Dodd-Frank provisions and the implementation of the new Patient Protection and the Affordable Care Act in 2014, there will be new costs and regulations impacting critical aspects of the economy. Just as the passage of the Sarbanes-Oxley Act created ripples in the markets ten years ago, the banking and healthcare bills will need to be sorted out by investors. One accompaniment of the Dodd-Frank legislation will be an increase in merger and acquisition activities as smaller financial firms seek to cover costs by adding economies of scale. This was consistent with the experience of Sarbanes-Oxley as many firms merged, went private or sold out. The year following the passage of Sarbanes-Oxley saw fewer publicly traded companies than the year before, as many firms merged with significant premiums to previous valuations. This could be an interesting opportunity for 2013 strategies if past is prologue.

Message from the Chief Investment Officer

Message from the Chief Investment Officer (Continued)

As always, the managers of the Huntington Funds seek to control risk, while providing opportunities to add value to our shareholders. We conduct our efforts with the highest level of attention to the disciplines we have employed for several decades. We appreciate your confidence and your continued support.

Sincerely,

B. Randolph Bateman

Chief Investment Officer

Huntington Asset Advisors, Inc.

1	The S&P 400 is a capitalization-weighted index of common stocks representing the mid-range sector of the U.S. stock market. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

2	The S&P 600 is a capitalization-weighted index which generally represents all major industries in the small cap range of the U.S. stock market. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

3	The Dow Jones Industrial Average is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and Nasdaq.

4	The S&P 500 is a capitalization-weighted index comprised of 500 stocks and is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an Index.

This commentary may include statements that constitute “forward looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to the Portfolio, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are those of the Adviser as of April 30, 2013 and are subject to change at any time based upon economic, market, or other conditions and the Adviser undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of the Fund’s trading intent. Information about the Fund’s holdings, asset allocation or country diversification is historical and is not an indication of future Fund composition, which may vary.

The performance of any index mentioned in this commentary has not been adjusted for ongoing management, distribution and operating expenses, and sales charges applicable to mutual fund investments. In addition, the returns do not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

This material represents the manager’s assessment of the Funds and market environment at a specific point in time and should not be relied upon by the reader as research, tax or investment advice.

HAA does not provide tax advice. Please note that i) any discussion of U.S. tax matters contained in this communication cannot be used by you for the purpose of avoiding tax penalties; ii) this communication was written to support the promotion or marketing of the matters addressed herein; and iii) you should seek advice based on your particular circumstances from an independent tax advisor.

Message from the Chief Investment Officer

Semi-Annual Shareholder Report

Huntington World Income Fund

Huntington Income Generation Fund

Huntington World Income Fund	April 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Common Stocks	57.4%
Preferred Stocks	10.1%
Corporate Bonds	6.7%
Foreign Government Bonds	4.4%
Closed-End Funds	1.8%
Exchange-Traded Funds	1.6%
Options Purchased	0.6%
Cash[1]	3.4%
Short-Term Securities Held as Collateral for Securities Lending	14.0%
Total	100.0%

[1]	Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of April 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments (unaudited)

Shares		Value

Common Stocks — 67.7%
Australia — 0.9%
Financials — 0.9%
10,000	National Australia Bank Ltd.	$352,496
Bermuda — 1.0%
Energy — 1.0%
10,000	Seadrill Ltd.	384,900
Brazil — 1.7%
Telecommunication Services — 1.7%
100,000	Oi SA ADR	239,000
16,000	Telefonica Brasil SA ADR (a)	425,280
		664,280
Canada — 10.1%
Energy — 6.1%
11,000	Baytex Energy Corp. (a)	434,060
11,000	Crescent Point Energy Corp.	420,171
20,000	Freehold Royalties Ltd.	486,798
17,212	Pembina Pipeline Corp. (a)	564,554
45,000	Penn West Petroleum Ltd. (a)	415,350
		2,320,933
Industrials — 1.0%
62,000	Student Transportation, Inc. (a)	401,140
Real Estate Investment Trusts — 0.9%
9,400	Dundee Real Estate Investment Trust, Class A	345,339
Telecommunication Services — 1.2%
9,800	BCE, Inc. ADR	459,228

Shares		Value

Common Stocks — (Continued)
Canada — (Continued)
Utilities — 0.9%
24,000	TransAlta Corp. (a)	$353,040
		3,879,680
China — 1.2%
Information Technology — 1.2%
60,000	Giant Interactive Group, Inc. ADR (a)	449,400
France — 3.3%
Energy — 1.3%
10,000	Total SA ADR	502,400
Industrials — 0.9%
12,000	Bouygues SA	334,865
Utilities — 1.1%
31,000	Veolia Environnement SA ADR	427,180
		1,264,445
Germany — 0.9%
Telecommunication Services — 0.9%
42,700	Telefonica Deutschland	338,856
Ireland — 1.2%
Industrials — 1.2%
31,000	Fly Leasing Ltd. ADR	471,200
Italy — 0.7%
Financials — 0.7%
363,000	Banca Carige SpA (a)	263,878

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington World Income Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Netherlands — 1.9%
Real Estate Investment Trusts — 0.9%
4,900	Wereldhave NV	$355,425
Telecommunication Services — 1.0%
32,700	VimpelCom Ltd. ADR	358,065
		713,490
New Zealand — 1.5%
Telecommunication Services — 1.5%
50,000	Telecom Corp. of New Zealand Ltd. ADR	555,500
Spain — 0.9%
Financials — 0.9%
48,000	Banco Santander SA ADR (a)	348,000
Switzerland — 0.9%
Financials — 0.9%
4,100	Swiss Re AG	326,083
United Kingdom — 3.4%
Financials — 1.0%
40,000	Aviva PLC ADR (a)	383,600
2,600	Man Group PLC	4,128
		387,728
Health Care — 1.4%
10,000	AstraZeneca PLC ADR	519,200
Industrials — 1.0%
120,000	FirstGroup PLC	393,507
		1,300,435
United States — 38.1%
Consumer Staples — 2.3%
12,500	Altria Group, Inc. (b)	456,375
26,250	Vector Group Ltd.	428,137
		884,512
Energy — 11.7%
11,200	Calumet Specialty Products Partners LP	422,912
18,500	Cheniere Energy Partners LP (b)	505,050
10,000	Copano Energy LLC	401,900
20,100	Crosstex Energy LP (b)	363,609
30,000	Eagle Rock Energy Partners LP	305,400
9,300	Energy Transfer Partners LP (b)	463,047
5,100	Kinder Morgan Energy Partners LP (a)	451,095
17,500	Natural Resource Partners LP	417,900
13,000	North European Oil Royalty Trust	321,360
8,000	Plains All American Pipeline LP (b)	459,360
15,000	Regency Energy Partners LP	391,500
		4,503,133

Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Financials — 6.9%
25,000	Apollo Global Management LLC (b)	$673,000
40,000	Fifth Street Finance Corp.	441,600
35,000	KKR Financial Holdings LLC	374,150
27,000	New York Community Bancorp, Inc.	365,850
40,000	Prospect Capital Corp.	441,200
14,800	Solar Capital Ltd.	354,164
		2,649,964
Industrials — 1.3%
12,200	TAL International Group, Inc. (a)	505,080
Materials — 2.9%
16,500	Hi-Crush Partners LP	308,055
10,000	Rentech Nitrogen Partners LP (a)	364,500
2,000	Terra Nitrogen Co. LP (a)	427,900
		1,100,455
Real Estate Investment Trusts — 7.1%
22,500	Annaly Capital Management, Inc.	358,650
13,000	Hatteras Financial Corp.	355,290
16,000	Hospitality Properties Trust	470,560
36,000	Inland Real Estate Corp.	407,520
14,000	Invesco Mortgage Capital, Inc.	299,600
47,000	NorthStar Realty Finance Corp.	468,590
16,800	Western Asset Mortgage Capital Corp. (a)	376,320
		2,736,530
Telecommunication Services — 3.8%
10,000	CenturyLink, Inc. (b)	375,700
79,700	Frontier Communications Corp. (b)	331,552
28,500	NTELOS Holdings Corp.	419,520
37,000	Windstream Corp. (a)	315,240
		1,442,012
Utilities — 2.1%
7,600	FirstEnergy Corp.	354,160
23,400	TECO Energy, Inc. (b)	447,642
		801,802
		14,623,488
Total Common Stocks (Cost $25,115,390)		25,936,131
Preferred Stocks — 11.9%
Germany — 1.0%
Financials — 1.0%
15,000	Allianz SE, 8.375%	379,219
United States — 10.9%
Financials — 6.0%
13,000	Ameriprise Financial, Inc., 7.750%	360,490
14,000	First Republic Bank, Series A, 6.700%	379,680
15,000	Merrill Lynch Preferred Capital Trust V, Series F, 7.280%	381,300

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington World Income Fund	(Continued)

Principal Amount or Shares		Value
Preferred Stocks — (Continued)
United States — (Continued)
Financials — (Continued)
12,000	PNC Financial Services Group, Inc., Series P, 6.125%	$344,400
15,000	Raymond James Financial, Inc., 6.900%	417,600
13,500	Wells Fargo & Co., Series J, 8.000%	415,125
		2,298,595
Materials — 0.6%
11,000	Molycorp, Inc., Series A, 5.500%	229,900
Real Estate Investment Trusts — 2.1%
16,000	PS Business Parks, Inc., Series S, 6.450%	427,680
14,500	Vornado Realty LP, 7.875%	396,140
		823,820
Telecommunication Services — 1.3%
17,500	Qwest Corp., 7.500%	479,150
Utilities — 0.9%
13,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	349,570
		4,181,035
Total Preferred Stocks (Cost $4,799,052)		4,560,254
Corporate Bonds — 7.9%
Australia — 1.5%
Financials — 1.5%
500,000	Goldman Sachs Group, Inc./The, 7.750%, 11/23/16 (c)	575,058
Multi-Nationals — 2.2%
Financials — 2.2%
860,000,000	European Bank for Reconstruction & Development, 7.200%, 6/8/16 GMTN (d)	93,470
2,500,000,000	Inter-American Development Bank, 6.500%, 6/4/14 GMTN (d)	261,225
1,000,000	Inter-American Development Bank, 5.250%, 7/19/16 (e)	485,606
		840,301
United States — 4.2%
Financials — 2.2%
$255,000	General Electric Capital Corp., 5.000%, 2/28/14 EMTN	221,573
350,000	General Electric Capital Corp., 5.500%, 2/1/17 GMTN	316,867
250,000	Morgan Stanley, 7.625%, 3/3/16 GMTN	280,652
		819,092

Principal Amount or Shares		Value
Corporate Bonds — (Continued)
United States — (Continued)
Materials — 1.4%
$500,000	Cliffs Natural Resources, Inc., 5.900%, 3/15/20	$537,412
Real Estate Investment Trusts — 0.6%
200,000	Developers Diversified Realty Corp., 7.500%, 4/1/17	240,110
		1,596,614
Total Corporate Bonds (Cost $2,894,838)		3,011,973
Foreign Government Bonds — 5.2%
Indonesia — 0.5%
1,700,000,000	Indonesia Government Bond, Series FR55, 7.375%, 9/15/16 (c)	189,566
Mexico — 2.7%
33,500	Mexican Bonos, Series MI10, 8.000%, 12/19/13 (c)	282,840
23,500	Mexican Bonos, Series M, 7.000%, 6/19/14 (c)	200,086
68,000	Mexican Bonos, Series M, 5.000%, 6/15/17 (c)	578,466
		1,061,392
Poland — 1.2%
530,000	Poland Government Bond, Series 414, 5.750%, 4/25/14 (c)	172,675
279,000	Poland Government Bond, Series 415, 5.500%, 4/25/15 (c)	93,132
560,000	Poland Government Bond, Series 416, 5.000%, 4/25/16 (c)	189,006
		454,813
South Africa — 0.2%
620,000	South Africa Government Bond, Series R201, 8.750%, 12/21/14 (c)	73,059
Turkey — 0.6%
394,000	Turkey Government Bond, 8.000%, 1/29/14 (c)	224,505
Total Foreign Government Bonds (Cost $2,081,980)		2,003,335
Closed-End Funds — 2.1%
31,000	GAMCO Global Gold, Natural Resources & Income Trust by Gabelli	355,880
26,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	450,060
Total Closed-End Funds (Cost $888,052)		805,940

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington World Income Fund	(Continued)

Shares or Contracts		Value
Exchange-Traded Funds — 1.9%
4,000	iShares iBoxx $ High Yield Corporate Bond Fund (b)	$383,400
4,300	WisdomTree Emerging Markets Corporate Bond Fund	345,333
Total Exchange-Traded Funds (Cost $688,315)		728,733
Options Purchased — 0.7%
400	CBOE Volatility Index, Call @ $11, Expiring May 2013 (b)	144,000
200	CBOE Volatility Index, Call @ $12, Expiring May 2013 (b)	51,000
700	iShares MSCI EAFE Index ETF, Put @ $59, Expiring May 2013 (f)	10,500
200	SPRD S&P 500 Index ETF, Put @ $151, Expiring June 2013 (f)	23,500
300	SPDR S&P 500 Index ETF, Put @ $152, Expiring May 2013 (f)	7,200
400	SPDR S&P 500 Index ETF, Put @ $158, Expiring May 2013	40,400
Total Options Purchased (Cost $572,342)		276,600
Cash Equivalents — 4.0%
1,549,927	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (g) (h)	1,549,927
Total Cash Equivalents (Cost $1,549,927)		1,549,927

Shares		Value
Short-Term Securities Held as Collateral for Securities Lending — 16.5%
6,320,482	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.180% (h)	$6,320,482
Total Short-Term Securities Held as Collateral for Securities Lending (Cost $6,320,482)		6,320,482
Total Investments (Cost $44,910,378) — 117.9%		45,193,375
Liabilities in Excess of Other Assets — (17.9)%		(6,859,891)
Net Assets — 100.0%		$38,333,484

(a)	All or a portion of the security was on loan as of April 30, 2013. The total value of securities on loan as of April 30, 2013 was $6,232,681.

(b)	All or a portion of the security is held as collateral for written call options.

(c)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.

(d)	Foreign-denominated security. Principal amount is reported in Indonesian Rupiah.

(e)	Foreign-denominated security. Principal amount is reported in Brazilian Real.

(f)	All or a portion of the security is held as collateral for written put options.

(g)	Investment in affiliate.

(h)	Rate disclosed is the seven day yield as of April 30, 2013.

ADR	— American Depositary Receipt

EMTN	— Euro Medium Term Note

ETF	— Exchange-Traded Fund

GMTN	— Global Medium Term Note

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Huntington Income Generation Fund	April 30, 2013

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Fixed Income Mutual Funds[1]	61.6%
Equity Mutual Funds[1]	30.3%
Cash[1]	8.1%
Total	100.0%
[1]	Investments in affiliated funds.

Portfolio holdings and allocations are subject to change. As of April 30, 2013, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments (unaudited)

Shares		Value

Mutual Funds — 90.3% (a)
34,940	Huntington Disciplined Equity Fund, Trust Shares	$359,887
23,264	Huntington Dividend Capture Fund, Trust Shares	243,106
4,416	Huntington Income Equity Fund, Trust Shares	110,168
165,898	Huntington World Income Fund, Trust Shares	1,449,948
Total Mutual Funds (Cost $2,125,875)		2,163,109

Shares		Value
Cash Equivalents — 8.0%
191,776	Huntington U.S. Treasury Money Market Fund, Trust Shares, 0.050% (a) (b)	$191,776
Total Cash Equivalents (Cost $191,776)		191,776
Total Investments (Cost $2,317,651) — 98.3%		2,354,885
Other Assets in Excess of Liabilities — 1.7%		41,438
Net Assets — 100.0%		$2,396,323

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of April 30, 2013.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Assets and Liabilities

April 30, 2013 (Unaudited)

	Huntington World Income Fund	Huntington Income Generation Fund
Assets:
Investments, at cost	$44,910,378	$2,317,651
Investments, at value	$43,643,448	$—
Investments in affiliated securities, at value	1,549,927	2,354,885
Total Investments	45,193,375	2,354,885
Foreign currencies, at value (Cost $18,003 and $-)	18,100	—
Income receivable	270,231	5
Receivable for investments sold	41,927	—
Receivable for shares sold	209,283	25,000
Receivable from investment adviser	—	9,994
Tax reclaims receivable	15,016	—
Prepaid offering costs	—	2,815
Prepaid expenses and other assets	22,273	23,982
Total assets	45,770,205	2,416,681
Liabilities:
Payable for return of collateral on loaned securities	6,320,482	—
Options written, at value (premium received $186,830 and $-)	194,888	—
Payable for investments purchased	842,296	—
Payable for shares redeemed	23,069	683
Accrued expenses and other payables:
Investment adviser fees	5,081	—
Administration fees	5,550	339
Custodian fees	1,712	—
Distribution service fee	1,341	1,342
Shareholder services fee	7,671	468
Transfer agent fees	4,599	3,910
Professional fees	11,475	11,331
Printing and postage	11,581	1,946
Compliance service fees	402	44
Other	6,574	295
Total liabilities	7,436,721	20,358
Net Assets	$38,333,484	$2,396,323

Net Assets Consist of:
Paid in capital	$40,719,597	$2,355,560
Net unrealized appreciation of investments, options and translations of assets and liabilities in foreign currency	275,783	37,234
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	(2,903,744)	865
Accumulated net investment income	241,848	2,664
Net Assets	$38,333,484	$2,396,323

Net Assets:
Trust Shares	$31,434,866	$104,957
Class A Shares	$6,898,618	$—
Class C Shares	$—	$2,291,366
Shares Outstanding: (unlimited number of shares authorized, no par value):
Trust Shares	3,595,027	10,306
Class A Shares	788,833	—
Class C Shares	—	225,140
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$8.74	$10.18
Class A Shares	$8.75	$—
Class C Shares(a)	$—	$10.18
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$9.19	$—
Maximum Sales Charge:
Class A Shares	4.75%	—

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than 12 months.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Operations

Six Months Ended April 30, 2013 (Unaudited)

	Huntington World Income Fund	Huntington Income Generation Fund
Investment Income:
Dividend income	$1,487,030	$—
Dividend income from affiliated securities	233	56,239
Interest income	150,881	—
Income from securities lending, net	29,421	—
Foreign dividend taxes withheld	(61,994)	—
Total investment income	1,605,571	56,239
Expenses:
Investment adviser fees	91,175	1,046
Administration fees	33,080	1,897
Custodian fees	8,604	569
Transfer and dividend disbursing agent fees and expenses	15,683	12,367
Trustees’ fees	1,588	74
Audit fees	11,653	11,807
Legal fees	1,987	12
Distribution services fee—Class A Shares	7,976	—
Distribution services fee—Class C Shares	—	7,467
Shareholder services fee—Trust Shares	37,611	126
Shareholder services fee—Class A Shares	7,976	—
Shareholder services fee—Class C Shares	—	2,489
State registration costs	19,573	19,490
Offering costs	—	4,154
Printing and postage	14,700	1,581
Insurance premiums	1,792	1,326
Compliance service fees	735	10
Line of credit fees	141	9
Other	13,744	951
Total expenses	268,018	65,375
Investment advisory fees contractually waived by adviser	(57,098)	(1,046)
Investment advisory fees voluntarily waived by adviser	(7,294)	—
Reimbursement from adviser	—	(55,881)
Net expenses	203,626	8,448
Net investment income	1,401,945	47,791
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized loss on investment transactions	(839,767)	—
Net realized gain on investment transactions of affiliates	—	978
Net realized loss on option transactions	(1,198,955)	—
Net realized gain on foreign currency transactions	17,822	—
Net realized gain (loss) on investments, options and translation of assets and liabilities in foreign currency transactions	(2,020,900)	978
Net change in unrealized appreciation of investments, options and translation of assets and liabilities in foreign currency	1,646,317	56,584
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(374,583)	57,562
Change in net assets resulting from operations	$1,027,362	$105,353

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Statements of Changes in Net Assets

	Huntington World Income Fund		Huntington Income Generation Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Period Ended October 31, 2012(a)
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$1,401,945	$2,242,114	$47,791	$6,430
Net realized gain (loss) on investments, options and foreign currency transactions	(2,020,900)	(777,432)	978	(113)
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	1,646,317	(139,781)	56,584	(19,350)
Net increase (decrease) in net assets resulting from operations	1,027,362	1,324,901	105,353	(13,033)
Distributions to Shareholders—
From and/or excess of net investment income:
Trust Shares	(983,056)	(1,911,632)	(2,728)	(331)
Class A Shares	(202,628)	(345,108)	—	—
Class C Shares	—	—	(45,207)	(3,407)
Change in net assets resulting from distributions to shareholders	(1,185,684)	(2,256,740)	(47,935)	(3,738)
Change in net assets resulting from capital transactions	1,260	16,962,889	674,371	1,681,305
Change in net assets	(157,062)	16,031,050	731,789	1,664,534
Net Assets
Beginning of period	38,490,546	22,459,496	1,664,534	—
End of period	$38,333,484	$38,490,546	$2,396,323	$1,664,534

Accumulated net investment income included in net assets at end of period	$241,848	$25,587	$2,664	$2,808
Capital Transactions:
Trust Shares
Shares sold	$4,220,163	$17,455,125	$2,586	$100,180
Dividends reinvested	501,784	1,037,461	2,728	332
Shares redeemed	(5,080,122)	(4,548,333)	(2,571)	—
Total Trust Shares	(358,175)	13,944,253	2,743	100,512
Class A Shares
Shares sold	2,288,703	3,746,956	—	—
Dividends reinvested	119,464	199,468	—	—
Shares redeemed	(2,048,732)	(927,788)	—	—
Total Class A Shares	359,435	3,018,636	—	—
Class C Shares
Shares sold	—	—	833,925	1,579,996
Dividends reinvested	—	—	28,374	1,092
Shares redeemed	—	—	(190,671)	(295)
Total Class C Shares	—	—	671,628	1,580,793
Net change resulting from capital transactions	$1,260	$16,962,889	$674,371	$1,681,305
Share Transactions:
Trust Shares
Shares sold	487,078	1,953,446	254	10,000
Dividends reinvested	58,046	117,793	273	33
Shares redeemed	(593,094)	(509,367)	(254)	—
Total Trust Shares	(47,970)	1,561,872	273	10,033
Class A Shares
Shares sold	263,161	420,849	—	—
Dividends reinvested	13,819	22,654	—	—
Shares redeemed	(235,926)	(106,163)	—	—
Total Class A Shares	41,054	337,340	—	—
Class C Shares
Shares sold	—	—	83,949	157,194
Dividends reinvested	—	—	2,835	109
Shares redeemed	—	—	(18,918)	(29)
Total Class C Shares	—	—	67,866	157,274
Net change resulting from share transactions	(6,916)	1,899,212	68,139	167,307

(a)	Reflects operations from the period August 31, 2012 (commencement of operations) to October 31, 2012.

(See notes which are an integral part of the Financial Statements)

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Financial Highlights

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss) on investments	Total from investment operations	Distributions from net investment income	Total distributions
HUNTINGTON WORLD INCOME FUND
Trust Shares
2011(4)	$10.00	0.29	(1.00)	(0.71)	(0.28)	(0.28)
2012	$9.01	0.61	(0.22)	0.39	(0.63)	(0.63)
2013(7)	$8.77	0.33	(0.08)	0.25	(0.28)	(0.28)
Class A Shares
2011(4)	$10.00	0.26	(0.98)	(0.72)	(0.27)	(0.27)
2012	$9.01	0.58	(0.21)	0.37	(0.61)	(0.61)
2013(7)	$8.77	0.32	(0.07)	0.25	(0.27)	(0.27)
HUNTINGTON INCOME GENERATION FUND
Trust Shares
2012(8)	$10.00	0.05	(0.06)	(0.01)	(0.03)	(0.03)
2013(7)	$9.96	0.26	0.23	0.49	(0.27)	(0.27)
Class C Shares
2012(8)	$10.00	0.04	(0.06)	(0.02)	(0.03)	(0.03)
2013(7)	$9.95	0.22	0.24	0.46	(0.23)	(0.23)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(3)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(4)	For the period May 2, 2011 (commencement of operations) to October 31, 2011.
(5)	Not Annualized.
(6)	Computed on an annualized basis.
(7)	Six months ended April 30, 2013 (Unaudited).
(8)	For the period August 31, 2012 (commencement of operations) to October 31, 2012.
(9)	Does not include the effect of expenses of underlying funds.

(See notes which are an integral part of the Financial Statements)

Semi-Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets(2)		Net Assets, end of period (000 omitted)	Portfolio turnover rate(3)

$9.01	(7.17	)%(5)	1.79	%(6)	6.38	%(6)	1.79	%(6)	$18,760	60	%(5)
$8.77	4.55%		1.25%		7.10%		1.48%		$31,935	76%
$8.74	2.95	%(5)	1.07	%(6)	7.72	%(6)	1.42	%(6)	$31,435	61	%(5)

$9.01	(7.27	)%(5)	2.04	%(6)	6.13	%(6)	2.04	%(6)	$3,699	60	%(5)
$8.77	4.29%		1.50%		6.83%		1.73%		$6,556	76%
$8.75	2.94	%(5)	1.32	%(6)	7.48	%(6)	1.67	%(6)	$6,899	61	%(5)

$9.96	(0.07	)%(5)	0.04	%(6)(9)	2.83	%(6)	27.64	%(6)(9)	$100	2	%(5)
$10.18	4.99	%(5)	0.09	%(6)(9)	5.42	%(6)	5.55	%(6)(9)	$105	36	%(5)

$9.95	(0.20	)%(5)	0.79	%(6)(9)	3.47	%(6)	26.85	%(6)(9)	$1,565	2	%(5)
$10.18	4.65	%(5)	0.84	%(6)(9)	4.51	%(6)	6.27	%(6)(9)	$2,291	36	%(5)

Semi-Annual Shareholder Report

Notes to Financial Statements

April 30, 2013 (Unaudited)

(1)	Organization

The Huntington Funds (the “Trust”) was organized as a single Delaware statutory trust on June 23, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of April 30, 2013, the Trust operated 34 separate series, or mutual funds, each with its own investment objective and strategy. The prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. This report contains financial statements and financial highlights of the Huntington World Income Fund (“World Income Fund”) and Huntington Income Generation Fund (“Income Generation Fund”) (individually referred to as a “Fund”, or collectively as the “Funds”). The World Income Fund commenced operations on May 2, 2011. The Income Generation Fund commenced operations on August 31, 2012. The World Income Fund offers Trust and Class A shares. The Income Generation Fund offers Trust and Class C shares. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Fund will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price. Class C has a contingent deferred sales charge of 1.00% on shares sold within one year of purchase.

Under the Trust’s organizational documents, its officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded, and are typically categorized as Level 1 in the fair value hierarchy.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated

Semi-Annual Shareholder Report

by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities, which are then typically categorized as Level 2 in the fair value hierarchy.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of April 30, 2013, based on the three levels defined above:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
World Income Fund
Investment Securities:
Common Stocks
Consumer Staples	$884,512	$—	$—	$884,512
Energy	7,711,366	—	—	7,711,366
Financials	4,328,149	—	—	4,328,149
Health Care	519,200	—	—	519,200
Industrials	2,105,792	—	—	2,105,792
Information Technology	449,400	—	—	449,400
Materials	1,100,455	—	—	1,100,455
Real Estate Investment Trusts	3,437,294	—	—	3,437,294
Telecommunication Services	3,817,941	—	—	3,817,941
Utilities	1,582,022	—	—	1,582,022
Preferred Stocks
Financials	2,298,595	379,219	—	2,677,814
Materials	229,900	—	—	229,900
Real Estate Investment Trusts	823,820	—	—	823,820
Telecommunication Services	479,150	—	—	479,150
Utilities	349,570	—	—	349,570
Corporate Bonds
Financials	—	2,234,451	—	2,234,451
Materials	—	537,412	—	537,412
Real Estate Investment Trusts	—	240,110	—	240,110
Foreign Government Bonds	—	2,003,335	—	2,003,335
Closed-End Funds	805,940	—	—	805,940
Exchange-Traded Funds	728,733	—	—	728,733
Options Purchased	276,600	—	—	276,600
Cash Equivalents	1,549,927	—	—	1,549,927
Short-Term Securities Held as Collateral for Securities Lending	6,320,482	—	—	6,320,482

Total Investment Securities	39,798,848	5,394,527	—	45,193,375

Other Financial Instruments:*
Written Options	(194,888)	—	—	(194,888)

Total Investments	39,603,960	5,394,527	—	44,998,487

Income Generation Fund
Investment Securities:
Mutual Funds	2,163,109	—	—	2,163,109
Cash Equivalents	191,776	—	—	191,776

Total Investment Securities	2,354,885	—	—	2,354,885

*	Other Financial Instruments are derivatives instruments not reflected on the Portfolio of Investments, such as written option contracts.

For the six months ended April 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between all levels as of April 30, 2013.

B.	When-Issued and Delayed-Delivery Transactions

The World Income Fund may engage in when-issued or delayed-delivery transactions. The World Income Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract. The Funds did not own any when-issued or delayed-delivery securities as of April 30, 2013.

C.	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations

Semi-Annual Shareholder Report

resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

D.	Derivative Instruments

The Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. The Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—The Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At April 30, 2013, the Funds did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—The Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes the Funds to equity price risk.

The following is a summary of World Income Fund’s written option activity for the six months ended April 30, 2013:

Contracts	Number of Contracts	Premium
Outstanding at 10/31/2012	204	$17,755
Options written	17,929	1,103,298
Options closed	(9,578)	(604,779)
Options expired	(3,044)	(215,557)
Options exercised	(1,706)	(113,887)
Outstanding at 4/30/2013	3,805	$186,830

As of April 30, 2013, World Income Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
Altria Group, Inc.	Call	May 2013	$36	125	$9,625	$(5,953)
Apollo Global Management LLC	Call	May 2013	25	250	54,375	(38,511)
CenturyLink, Inc.	Call	May 2013	36	100	19,500	(6,619)
Cheniere Energy Partners LP	Call	May 2013	27	185	13,875	(2,967)
Crosstex Energy LP	Call	May 2013	20	201	2,513	2,103
Energy Transfer Partners LP	Call	May 2013	50	93	4,185	(1,751)
Frontier Communications Corp.	Call	May 2013	4	797	15,940	(4,812)
iShares iBoxx $ High Yield Corporate Bond Fund	Call	May 2013	94	40	7,400	(4,122)
iShares MSCI EAFE Index ETF	Put	May 2013	54	700	2,450	16,817
Plains All American Pipeline LP	Call	May 2013	57.5	80	4,800	(2,243)
SPDR S&P 500 Index ETF	Put	May 2013	143	300	1,500	18,598
SPDR S&P 500 Index ETF	Put	June 2013	141	200	7,500	17,499
TECO Energy, Inc.	Call	May 2013	17.5	234	38,025	(21,888)
CBOE Volatility Index	Call	May 2013	21	300	8,400	16,799

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation (Depreciation)
CBOE Volatility Index	Call	May 2013	$22	200	$4,800	$8,992
NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(8,058)

The following tables provide a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of April 30, 2013, and the effect of derivative instruments on the Statements of Operations for the six months ended April 30, 2013.

The Fair Value of Derivative Instruments as of April 30, 2013:

	Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Statements of Assets and Liabilities Location	Fund	Fair Value
Option Contracts		Options Written, at value	World Income Fund	$194,888

	Investments, at value		World Income Fund	276,600

The effect of Derivative Instruments on the Statements of Operations for the six months ended April 30, 2013:

Primary Risk Exposure	Location of Gain (Loss) on Derivatives Recognized in Income	Fund	Realized Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Option Contracts	Net realized gain on option transactions/net change in unrealized appreciation/(depreciation) of investments and options	World Income Fund	$(1,198,955)	$(283,166)

The notional value of the written options contracts outstanding as of April 30, 2013, and the month-end average notional amount for the six months ended April 30, 2013, are detailed in the table below:

Fund	Average Month-End Notional Amount	April 30, 2013 Notional Amount
World Income Fund	$19,921,217	$16,325,800

Derivative positions open during the period and at period end are reflected for each Fund in the tables above. The volume of these positions relative to each Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Funds value derivative instruments at fair value and recognize changes in fair value currently in the results on operations.

E.	Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. At April 30, 2013, the Funds did not hold restricted securities.

F.	Securities Lending

To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions pursuant to a securities lending agreement with Morgan Stanley & Co. LLC and MS Securities Services, Inc. In determining whether to lend to a particular broker, dealer or financial institution, Huntington Asset Advisors, Inc., the Funds’ investment adviser, will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds lending securities receive an annual securities lending fee and retain a portion of the interest, dividends and other distributions

Semi-Annual Shareholder Report

received on investment of cash collateral. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. Huntington National Bank serves as the custodian and receives an annual securities lending fee for collateral monitoring and recordkeeping services.

As of April 30, 2013, the following Funds had securities with the following market values on loan:

Fund	Value of Loaned Securities	Value of Collateral	Average Loan Outstanding During the Period	Securities Lending Income Received by the Funds	Fees Paid by the Funds to Huntington from Securities Lending
World Income Fund	$6,232,681	$6,320,482	$5,158,668	$35,620	$6,199

G.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

H.	Dividends and Distributions to Shareholders

Dividends from net investment income are declared and paid monthly for the Funds. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends from net investment income and net realized gains are determined in accordance with the Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. tax treatment of foreign currency gain/loss, non-deductible stock issuance costs, return of capital distributions, distributions and income received from pass through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles, and return of capital from investments.

The Funds may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

The Funds may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the MLPs, the Fund includes its allocable share of the MLPs’ taxable income in computing its own taxable income.

I.	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to a Fund are charged to that Fund. Expenses specific to a class are charged to that class.

Expenses not directly attributable to the Fund are allocated proportionally among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

J.	Deferred Offering Cost

Costs incurred in connection with the offering and initial registration of the Funds have been deferred in conformity with GAAP and are being amortized to expense on a straight-line basis over the first twelve months after commencement of operations.

K.	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Funds have been provided for in accordance with each applicable country’s tax rules and rates.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

As of April 30, 2013, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)*
World Income Fund	$44,817,219	$2,730,996	$(2,354,840)	$376,156
Income Generation Fund	2,317,873	43,379	(6,367)	37,012

*	The differences between the book-basis unrealized appreciation/(depreciation) are attributable primarily to: tax deferral of losses on wash sales, mark-to-market adjustments on passive foreign investment companies and tax adjustments related to underlying investments in partnerships, grantor trusts, trust preferred securities and real estate investment trusts.

The tax character of distributions paid during the fiscal year ended October 31, 2012, was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Tax Return of Capital	Total Distributions Paid
World Income Fund	$1,648,814	$—	$1,648,814	$—	$245,154	$1,893,968
Income Generation Fund	3,738	—	3,738	—	—	3,738

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

As of October 31, 2012, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
World Income Fund	$—	$—	$—	$—		$(983,841)	$(1,243,950)	$(2,227,791)
Income Generation Fund	—	2,808	—	2,808		—	(19,463)	(16,655)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the provisions of the Modernization Act are as follows:

	Loss Carryforward Character
Fund	Short-Term	Long-Term
World Income Fund	$883,598	$—

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e. the last four tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

L.	New Accounting Pronouncement

In December 2011, Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 relates to disclosures about offsetting assets and liabilities. In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities (“ASU 2013-01”). This update gives additional clarifications to ASU 2011-11. The amendments in ASU 2013-01 require an entity to disclose information about offsetting and related arrangements to enable user of its financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2013-01 and its impact on the financial statements. However, management believes the adoption of these ASUs will not have a material impact on the financial statements.

Semi-Annual Shareholder Report

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Adviser”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Funds’ investment adviser. The World Income Fund pays the Adviser a fee for its services on a tiered schedule as shown below, computed daily and paid monthly. The Income Generation Fund pays the Adviser a fee for its services of 0.10% of its average daily net assets, computed daily and paid monthly.

Fund	Tier	Annual Rate
World Income Fund	Up to $500 million	0.50%
	On the next $500 million to $1 billion	0.45%
	On excess of $1 billion	0.40%

Huntington and the Adviser may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Fund.

Effective November 30, 2012, the Adviser has agreed to contractually waive all or a portion of its investment advisory fee for the World Income Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the World Income Fund in order to limit the total direct net annual operating expenses and acquired (underlying) fund operating expenses to not more than 1.10% and 1.35% of Trust Shares and Class A Shares, respectively, through February 27, 2015. Prior to November 30, 2012, the Adviser agreed to voluntarily waive 0.25% of its investment advisory fee for the World Income Fund (based on average daily net assets). Any amounts waived or reimbursed under this voluntary agreement are not subject to repayment by the World Income Fund. For the period from November 1, 2012 through November 29, 2012, the Adviser voluntarily waived $7,294.

The Adviser has agreed to contractually waive all or a portion of its investment advisory fee for the Income Generation Fund (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Income Generation Fund in order to limit the total direct net annual operating expenses and acquired (underlying) fund operating expenses to not more than 1.24% and 1.99% of Trust Shares and Class C Shares, respectively, through August 31, 2014.

Amounts waived or reimbursed in the contractual period may be recouped by the Adviser within three years of the waiver and/or reimbursement. As of April 30, 2013, the following amounts have been waived or reimbursed by the Adviser and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expiring Beginning October 31,
World Income Fund	$57,098	2016
Income Generation Fund	$38,466	2015
	$56,927	2016

Administrative Fees— Huntington Asset Services, Inc. (“HASI”), an affiliate of Huntington, is the Administrator to the Trust. As Administrator, HASI provides the Funds with certain administrative services and fund accounting services. The fees paid for these services are based on the level of average net assets of each Fund for the period, subject to minimum fees in certain circumstances.

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Distribution and Shareholder Services Fees—The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Funds will compensate qualified intermediaries for distribution services in connection with Class A Shares not to exceed 0.25% of the daily net assets of the World Income Fund’s Class A Shares and not to exceed 1.00% of the daily net assets of the Income Generation Fund’s Class C Shares. Trust Shares are not subject to Rule 12b-1 fees. For the six months ended April 30, 2013, the Funds paid $16,927 to affiliated broker-dealers of the Funds.

Class A Shares and Trust Shares are also subject to a shareholder services fee not to exceed 0.25% of the daily net assets of such shares. For the six months ended April 30, 2013, Huntington and its affiliates received $5,151 in shareholder service fees from the Funds.

In addition, Unified Financial Securities, Inc. (“Unified”), the Funds’ distributor, is entitled to receive commissions on sales of the Class A Shares of the World Income Fund. For the six months ended April 30, 2013, Unified received underwriter commissions of $1,939 earned on sales of Class A Shares.

Transfer and Dividend Disbursing Agent Fees and Expense—HASI is the transfer and dividend disbursing agent for the Funds. For its services, HASI receives a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 for each of the Funds. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for each of the Funds. Brown Brothers Harriman serves as sub-custodian for the Fund’s foreign assets. Huntington and Brown Brothers Harriman receive fees based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Semi-Annual Shareholder Report

Notes to Financial Statements (Continued)

General—Certain officers of the Trust are Officers, Directors and/or Trustees of the above companies.

Each Trustee who is not an “interested person” of the Trust, as such term is defined in the 1940 Act, receives a $25,000 annual retainer plus $2,500 per regular Board meeting. The Audit Committee Chairman receives $33,000 annual retainer plus $2,500 per regular Board meeting. The Independent Chairman of the Board receives a $50,000 annual retainer plus $2,500 per regular Board meeting. The Board or a committee may establish ad hoc committees or sub-committees. Any committee or sub-committee member may be compensated by the Funds for incremental work outside of the regular meeting process based on the value added to the Funds. In addition, the Funds reimburse Trustees who are not employees of or affiliated with the Adviser for out-of-pocket expenses incurred in conjunction with attendance at meetings. For the six months ended April 30, 2013, actual Trustee compensation was $1,790 in aggregate from the Funds.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds which are managed by the Adviser. Income distributions earned from investments in this fund are recorded as income from affiliates in the accompanying financial statements. A summary of each Fund’s investment in such affiliated money market funds is set forth below:

Huntington Money Market Fund	10/31/2012 Market Value	Purchases	Sales	4/30/2013 Market Value	Income
World Income Fund	$1,270,934	$2,403,209	$(3,674,143)	$—	$4

Huntington U.S. Treasury Money Market Fund	10/31/2012 Market Value	Purchases	Sales	4/30/2013 Market Value	Income
World Income Fund	$—	$13,348,030	$(11,798,103)	$1,549,927	$229

Additionally, Income Generation Fund invests in other funds within the Trust. A summary of these investments in affiliated funds is set forth below:

Income Generation Fund	10/31/2012 Market Value	Purchases	Sales	4/30/2013 Market Value	Income
Huntington Money Market Fund	$86,588	$284,310	$(370,898)	$—	$1
Huntington U.S. Treasury Money Market Fund	—	850,653	(658,877)	191,776	21
Huntington Disciplined Equity Fund	—	350,000	—	359,887	—
Huntington Dividend Capture Fund	298,120	42,344	(120,000)	243,106	7,496
Huntington Income Equity Fund	231,036	328,240	(475,000)	110,168	3,296
Huntington World Income Fund	986,317	561,819	(100,000)	1,449,948	45,425

(4)	Income Generation Fund Structure

The Income Generation Fund, in accordance with its prospectus, seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) with similar investment objectives. As a result, investors in the Income Generation Fund incur expenses of both the Income Generation Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(5)	Investment Transactions

Purchases and sales of investments, excluding short-term securities and U.S. government securities, for the six months ended April 30, 2013, were as follows:

Fund	Purchases	Sales
World Income Fund	$21,802,784	$22,975,529
Income Generation Fund	1,282,403	695,000

The Funds made no purchases or sales of long-term U.S. government securities for the six months ended April 30, 2013.

(6)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, imposed capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Funds ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

Semi-Annual Shareholder Report

(7)	Line of Credit

The Trust participates in a short-term credit agreement (“Line of Credit”) with Citibank N.A. (“Citi”). Under the terms of the agreement, the Trust may borrow up to $20 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citi receives an annual facility fee of 0.10% on $20 million for providing the Line of Credit. Each fund in the Trust pays a pro-rata portion of this facility fee plus any interest on amounts borrowed. For the six months ended April 30, 2013, the following Funds had borrowings under this Line of Credit.

Fund	Average Loan Balance	Weighted Average Interest Rate	Number of Days Outstanding	Interest Expense Incurred	Maximum Loan Outstanding
World Income Fund	$197,405	1.41%	1	$—	$197,405

Semi-Annual Shareholder Report

Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses—As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period November 1, 2012 to April 30, 2013.

Actual Expenses—The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value, November 1, 2012	Ending Account Value, April 30, 2013	Expenses Paid During Period(1)	Annualized Expense Ratio
World Income Fund
Trust Shares	Actual	$1,000.00	$1,029.50	$5.39	1.07%
	Hypothetical (2)	$1,000.00	$1,019.48	$5.37	1.07%
Class A Shares	Actual	$1,000.00	$1,029.40	$6.65	1.32%
	Hypothetical (2)	$1,000.00	$1,018.24	$6.61	1.32%
Income Generation Fund
Trust Shares	Actual	$1,000.00	$1,049.90	$0.46	0.09%
	Hypothetical (2)	$1,000.00	$1,024.34	$0.46	0.09%
Class C Shares	Actual	$1,000.00	$1,046.50	$4.27	0.84%
	Hypothetical (2)	$1,000.00	$1,020.62	$4.22	0.84%

(1)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period beginning November 1, 2012 through April 30, 2013. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.
(2)	Hypothetical assumes 5% annual return before expenses.

Semi-Annual Shareholder Report

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonfunds.com by selecting “Form N-Q”.

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Custodian of The Huntington Funds. Huntington Asset Services, Inc. serves as the Administrator and Fund Accountant and is affiliated with the Huntington National Bank. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Adviser to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA)

Huntington Shareholder Services: 800-253-0412

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date 6/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date 6/28/13

By (Signature and Title)*	/s/ Robert Silva
Robert Silva, Treasurer and Principal Financial Officer

Date 6/28/13